Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 01, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties		$ 349		$ 289	$ 204
Due to related parties		797		1,425	1,782
Affiliated Entities
Related Party Transaction [Line Items]
Commitment to receive future capital contributions	$ 55,000
Due from related parties		300		300	200
Related party costs		2,075	$ 2,769	11,584	11,311	$ 13,254
Affiliated Entities | Contribution Agreement
Related Party Transaction [Line Items]
Dividend rate	3.00%
Commitment to receive future capital contributions	$ 55,000
Cumulative funding drawn					55,000
Affiliated Entities | TSA Agreement
Related Party Transaction [Line Items]
Related party costs		1,400	1,900	7,200	7,800	6,000
Due to related parties		700		600	500
Affiliated Entities | Service Agreements
Related Party Transaction [Line Items]
Related party costs		700	900	4,400	3,500	7,300
Due to related parties		0		800	1,300
Affiliated Entities | Diagnostic test revenue
Related Party Transaction [Line Items]
Revenue from related parties		$ 0	$ 100	$ 300	0	0
Affiliated Entities | Other
Related Party Transaction [Line Items]
Revenue from related parties					$ 1,200	$ 300